INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (93,269)	$ (178,548)	$ (84,759)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (23,317)	$ (44,637)	$ (21,190)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	132	91	158
Tax effect of impairment loss on property and equipment and intangible assets	302	12,539	0
Tax effect of other permanent differences	4,900	2,482	1,688
Changes in valuation allowance	16,738	28,815	22,200
Effect of preferential tax rates granted to PRC entities	689	670	642
Effect of income tax rate difference in other jurisdictions	706	673	984
Income tax expenses	$ 150	$ 633	$ 4,483
Effective tax rates	(0.20%)	(0.40%)	(5.30%)